Employee Benefits - Summary of Employee Benefits (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Net defined benefit liability	$ 9,316	$ 7,090
Other long term employee benefit (liability for compensated absences)	2,346	1,796
Total employee benefit liabilities	$ 11,662	$ 8,886